Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2022
Other Payables and Accruals [Abstract]
Schedule of other payables and accruals
	December 31, 2022	December 31, 2021
	RMB’000	RMB’000
Accruals	11,934	10,372
Other payables	34,718	39,057
Payable to database suppliers	3,327	3,000
Interest payables	184	5,749
Total other payables and accruals	50,163	58,178
Current	50,163	58,178
Non-current	—	—